INVESTMENTS IN UNDERLYING FUNDS	12 Months Ended
Dec. 31, 2016
INVESTMENTS IN UNDERLYING FUNDS
INVESTMENTS IN UNDERLYING FUNDS

3.             INVESTMENTS IN UNDERLYING FUNDS

During 2015, the Fund held investments in the following FuturesAccess Portfolio Funds: Aspect FuturesAccess LLC (“Aspect”), ML BlueTrend FuturesAccess LLC (“BlueTrend”), John Locke FuturesAccess LLC (“John Locke”), Lynx FuturesAccess LLC (“Lynx”), ML Transtrend DTP Enhanced FuturesAccess LLC (“Transtrend”), Tudor Tensor FuturesAccess LLC (“Tudor”) and ML Winton FuturesAccess LLC (“Winton”). As of April 30, 2015, the Fund fully redeemed its investments in the FuturesAccess Portfolio Funds.

During May 2015, the Fund invested in a new group of Underlying Funds. As of December 31, 2016, the six Underlying Funds in which the Fund is invested in, and the respective Master Funds in which the Underlying Funds are invested in, are: (i) Blakeney Delaware Feeder LLC (“Blakeney”) which invests in Blakeney Fund Limited, (ii) Campbell Delaware Feeder LLC (“Campbell”) which invests in Campbell MAC Cayman Fund Limited, (iii) CCP Core Macro Delaware Feeder LLC (“CCP Core Macro”) which invests in CCP Core Macro Cayman Fund Limited, (iv) Century CAT MAC Delaware Feeder LLC (“Century CAT”) which invests in Century CAT MAC Cayman Fund Limited, (v) Quantica MF Delaware Feeder LLC (“Quantica MF”) which invests in Quantica MF Cayman Fund Limited, and (vi) Silver Delaware Feeder LLC (“Silver”) which invests in Silver MAC Limited. As used herein, Trading Advisor in respect of an Underlying Fund refers to the Trading Advisor of its related Master Fund. FRM, in its discretion, may change the Underlying Funds at any time. FRM, also at its discretion, may vary the percentage of the Fund’s total portfolio allocated to the different Underlying Funds. In the process of rebalancing, the Fund’s allocation to any individual Underlying Fund may range between 3% - 25% of the Fund’s NAV.

During the year, the Fund had purchases of $53,670,000 and sales of $65,134,415 of investments in Underlying Funds. The investment transactions were accounted for on trade date. The investments in the Underlying Funds are valued at fair value and are reflected in the Statements of Financial Condition. In determining fair value, FRM utilized the NAV of the Underlying Funds which approximates fair value. The fair value was net of all fees relating to the Underlying Funds, paid or accrued. Additionally, FRM monitored the performance of the Underlying Funds. The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented on the Statements of Financial Condition.

The details of investments in Underlying Funds at and for the year ended December 31, 2016 are as follows:

	Percentage of
	Members’			Cost @	Management	Performance	Redemptions
	Capital	Fair Value	Profit (Loss)	12/31/16	Fees	Fees	Permitted
Blakeney	11.13%	$12,788,895	$(15,627)	$13,427,752	$405,674	178,465	Weekly
Campbell	9.33%	10,721,283	(3,135,990)	13,028,816	356,382	8,285	Weekly
Carlisle*	—	—	713,644	—	35,154	119,723	Weekly
CCP Core Macro	10.12%	11,633,446	(425,212)	12,743,445	176,762	(407)	Weekly
Century CAT**	12.32%	14,163,692	(2,881,308)	16,787,646	93,602	—	Weekly
Quantica MF	8.64%	9,934,794	1,510,060	10,088,625	143,688	—	Weekly
Silver	8.30%	9,537,757	17,504	10,980,982	116,455	—	Weekly

	59.84%	$68,779,867	$(4,216,929)	$77,057,266	$1,327,717	$306,066

* Underlying Fund was redeemed in April 2016 and the Fund received proceeds of $8,826,829.

** Underlying Fund purchased in March 2016.

The details of investments in FuturesAccess Portfolio Funds and in Underlying Funds at and for the year ended December 31, 2015 are as follows:

	Percentage of
	Members’			Cost @	Management	Performance	Redemptions
	Capital	Fair Value	Profit (Loss)	12/31/15	Fees	Fees	Permitted
Transtrend*	0.00%	$—	$501,384	$—	$180,168	$145,534	Semi-Monthly
Winton*	0.00%	—	407,901	—	299,068	492,114	Semi-Monthly
Aspect*	0.00%	—	(509,070)	—	164,422	467,119	Semi-Monthly
John Locke*	0.00%	—	1,283,475	—	166,674	320,838	Semi-Monthly
Blue trend*	0.00%	—	2,862,359	—	184,796	545,795	Monthly
Tudor*	0.00%	—	1,341,872	—	165,656	315,320	Semi-Monthly
Lynx*	0.00%	—	714,472	—	225,815	730,254	Semi-Monthly
Blakeney**	12.75%	20,499,522	(465,478)	20,751,000	285,106	—	Weekly
Campbell**	12.50%	20,102,273	(1,672,727)	21,084,372	308,835	(55,828)	Weekly
Carlisle**	3.98%	6,395,771	(1,304,229)	6,754,807	137,694	23,009	Weekly
CCP Core Macro**	5.74%	9,238,658	(1,901,342)	10,422,116	106,198	—	Weekly
Quantica MF**	10.85%	17,439,734	(7,620,266)	23,687,804	201,190	1,512	Weekly
Silver**	6.71%	10,785,253	(4,329,747)	13,190,692	123,621	—	Weekly

	52.53%	$84,461,211	$(10,691,396)	$95,890,791	$2,549,243	$2,985,667

* FuturesAccess Portfolio Funds redeemed as of April 30, 2015.

** Underlying Funds purchased in May 2015.

As of December 31, 2016 and 2015, there are no investments held by the Underlying Funds and the Underlying Funds’ Master Funds that in the aggregate exceed 5% of the Fund’s members’ capital.

The following is summarized financial information as required by Regulation S-X, for each of the FuturesAccess Portfolio Funds and the Underlying Funds:

	As of December 31, 2016
	Total Assets	Total Liabilities	Total Capital
Blakeney	$12,939,371	$141,001	$12,798,370
Campbell	10,859,354	130,341	10,729,013
CCP Core Macro	11,744,051	98,433	11,645,618
Century CAT	14,247,902	75,923	14,171,979
Quantica MF	10,069,651	127,622	9,942,029
Silver	9,670,349	125,495	9,544,854

Total	$69,530,678	$698,815	$68,831,863

	As of December 31, 2015
	Total Assets	Total Liabilities	Total Capital
Blakeney	$20,631,073	$421,747	$20,209,326
Campbell	21,212,903	1,331,203	19,881,700
Carlisle	6,488,042	83,221	6,404,821
CCP Core Macro	9,321,267	74,078	9,247,189
Quantica MF	17,560,913	444,542	17,116,371
Silver	11,676,904	883,811	10,793,093

Total	$86,891,102	$3,238,602	$83,652,500

	For the year ended December 31, 2016
				Net
	Income (Loss)	Commissions	Expenses	Income (Loss)
Blakeney	$285,631	$—	$(301,619)	$(15,988)
Campbell	(2,865,772)	—	(271,928)	(3,137,700)
Carlisle#	776,008	—	(115,102)	660,906
CCP Core Macro	111,541	—	(529,943)	(418,402)
Century CAT##	(2,697,621)	—	(182,029)	(2,879,650)
Quantica MF	1,731,012	—	(220,354)	1,510,658
Silver	233,347	—	(216,584)	16,763

Total	$(2,425,854)	$—	$(1,837,559)	$(4,263,413)

#Underlying Fund was redeemed in April 2016.

##Underlying Fund purchased in March 2016.

	For the year ended December 31, 2015
				Net
	Income (Loss)	Commissions	Expenses	Income (Loss)
Aspect*	$404,556	$(169,723)	$(4,910,852)	$(4,676,019)
BlueTrend*	9,245,595	(170,694)	(2,259,861)	6,815,040
John Locke*	1,864,422	(74,165)	(506,783)	1,283,474
Lynx *	2,414,522	(79,733)	(1,344,163)	990,626
Transtrend*	1,877,424	(177,794)	(921,164)	778,466
Tudor*	1,983,906	(127,346)	(514,687)	1,341,873
Winton*	25,719,496	(335,422)	(24,207,340)	1,176,734
Blakeney**	(246,302)	—	(224,457)	(470,759)
Campbell**	(1,355,182)	—	(236,523)	(1,591,705)
Carlisle**	(1,152,742)	—	(152,437)	(1,305,179)
CCP Core Macro**	(1,757,466)	—	(145,345)	(1,902,811)
Quantica MF**	(7,392,755)	—	(230,874)	(7,623,629)
Silver**	(4,343,455)	—	(206,272)	(4,549,727)

Total	$27,262,019	$(1,134,877)	$(35,860,758)	$(9,733,616)

* FuturesAccess Portfolio Funds redeemed as of April 30, 2015. The information above reflects income and expenses of the related FuturesAccess Portfolio Fund for the period from January 1, 2015 through April 30, 2015.

** Underlying Funds purchased in May 2015.

	For the year ended December 31, 2014
				Net
	Income (Loss)	Commissions	Expenses	Income (Loss)
Altis*	$(2,692,878)	$(50,824)	$(177,341)	$(2,921,043)
Aspect	42,916,804	(562,521)	(9,186,371)	33,167,912
BlueTrend	10,068,569	(530,630)	(3,183,394)	6,354,545
John Locke	6,683,299	(225,361)	(1,208,425)	5,249,513
Lynx	14,668,003	(218,706)	(3,616,591)	10,832,706
Transtrend	16,067,593	(573,907)	(3,152,986)	12,340,700
Tudor	4,770,661	(476,414)	(543,889)	3,750,358
Winton	169,525,630	(1,182,808)	(63,893,716)	104,449,106

Total	$262,007,681	$(3,821,171)	$(84,962,713)	$173,223,797

* Altis liquidated as of March 31, 2014.